Note 1 - Organization (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Subsidiaries [Table Text Block]
	Date of	Percentage of	Place of	Principal business
Name of subsidiaries	incorporation	ownership	incorporation	activities

New Innovations BVI Limited	June 27, 2025	100%	BVI	Investment holding

New Innovations Limited	March 15, 2023	100%	Hong Kong	Technology development

BitVentures America Inc	September 16, 2015	100%	United States	Technology development

Freedom Mining LLC	November 3, 2025	100%	United States	Digital assets

BTV-NDR eCommerce LLC	July 29, 2025	100%	United States	E-commerce

Santech Global Hong Kong Limited	May 3, 2016	100%	Hong Kong	Provision of client referral services